Document and Entity Information	Apr. 23, 2020
Cover [Abstract]
Entity Registrant Name	TRAVELERS COMPANIES, INC.
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000086312
Document Type	8-K
Document Period End Date	Apr. 23, 2020
Entity Incorporation State Country Code	MN
Entity File Number	001-10898
Entity Tax Identification Number	41-0518860
Entity Address, Address Line One	485 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10017
City Area Code	(917)
Local Phone Number	778-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, without par value
Trading Symbol	TRV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false